Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets [Abstract]
Components of goodwill

	Tropical	RM Engineering	ADEX	TNS	AW Solutions	Total
Balance December 31, 2011	$174,746	$169,240	$-	$-	$-	$343,986

Acquisitions	-	-	10,474,212	4,002,654	-	14,476,866
Balance December 31, 2012	174,746	169,240	10,474,212	4,002,654	-	14,820,852

Acquisitions	-	-	-	-	2,249,477	2,249,477

Disposals	-	-	-	-	-	-
Balance December 31, 2013	$174,746	$169,240	$10,474,212	$4,002,654	2,249,477	$17,070,329

Components of intangible assets

	December 31, 2013				December 31, 2012
	Estimated	Gross			Gross
	Useful	Carrying	Accumulated	Net Book	Carrying	Accumulated	Net Book
	Life	Amount	Amortization	Value	Amount	Amortization	Value
Customer relationship and lists	10 yrs	$9,094,299	(1,022,273)	$8,072,026	$5,709,049	$(208,623)	$5,500,426
Non-compete agreements	2-3 yrs	570,638	(175,517)	395,121	199,638	(18,991)	180,647
URL's	Indefinite	10,208	-	10,208	10,208	-	10,208
Trade names	Indefinite	4,298,562	-	4,298,562	3,414,562	-	3,414,562

Total intangible assets		$13,973,707	$(1,197,790)	$12,775,917	$9,333,457	$(227,614)	$9,105,843

Summary of estimated future amortization expense of acquired intangible assets
Year ending December 31,
2014	$1,098,574
2015	1,079,128
2016	945,319
2017	909,250
2018	909,250
Thereafter	3,525,626
Total	$8,467,147